Taxation - Exceptional tax (credits)/charges (Details) - GBP (£) £ in Millions			12 Months Ended
	May 24, 2021	Dec. 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 970	£ 1,049	£ 907
Applicable tax rate			20.50%	19.00%	19.00%
United Kingdom, at 1 April 2023
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate	25.00%
The Netherlands, from 2021
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate, previously enacted					21.70%
US MAP
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ (57)	£ 0	£ 0
Supply Chain Agility Programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(23)	0	0
Disposal of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			29		0
Sale of Picon brand
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				23
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(124)	(55)	0
Winding down Russian operations
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0	3	0
Tax rate change in the United Kingdom
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0	0	46
Remeasurement of deferred tax assets on post employment liabilities to other comprehensive income					48
Tax rate change in the Netherlands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0	£ 0	42
Applicable tax rate		25.00%		25.80%
Other items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			0	£ (2)	(4)
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(186)	(31)	84
USL businesses
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(10)
McDowell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(35)
Bell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(20)
Distribution termination fee
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(11)	£ 0	£ 0
Guinness Cameroun SA
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			£ 42